Security deposits and maintenance reserves - Changes in security deposits and maintenance reserve deposits (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Security deposits and maintenance reserves
Balance at beginning of the period	R$ 1,078.0	R$ 1,215.7
Additions	317.2	358.6
Refunds from sublease	3.3	(28.8)
Write-offs	(9.6)	(11.5)
Refunds/returns	(150.5)	(260.9)
Foreign exchanges variations	20.7	(195.1)
Balance at end of the period	1,259.1	1,078.0
Maintenance reserve deposits
Security deposits and maintenance reserves
Balance at beginning of the period	858.2	917.1
Additions	291.4	298.3
Write-offs	(9.6)	(4.0)
Refunds/returns	(81.0)	(199.7)
Foreign exchanges variations	19.1	(153.5)
Balance at end of the period	1,078.1	858.2
Security deposits
Security deposits and maintenance reserves
Balance at beginning of the period	219.8	298.6
Additions	25.8	60.3
Refunds from sublease	3.3	(28.8)
Write-offs		(7.5)
Refunds/returns	(69.5)	(61.2)
Foreign exchanges variations	1.6	(41.6)
Balance at end of the period	R$ 181.0	R$ 219.8